EATON VANCE NEXTSHARES TRUST II

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance NextShares Trust II (the “Registrant”) on behalf of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the “Fund”) (1933 Act File No. 333-197734) certifies (a) that the form of prospectus and statement of additional information dated June 1, 2021 used with respect to the Fund, does not differ materially from that contained in Post-Effective Amendment No. 24 (“Amendment No. 24”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 24 was filed electronically with the Commission (Accession No. 0000940394-21-001012) on May 27, 2021.

EATON VANCE NEXTSHARES TRUST II

By: /s/ Maureen A. Gemma
Maureen A. Gemma, Esq.
Secretary

Date: June 2, 2021